Shareholder Fees (Vanguard Short-Term Treasury Fund Retail)	Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)	Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20